RISK MANAGEMENT - Contractual maturities of financial liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Less than 1 year
RISK MANAGEMENT
Financial liabilities	$ 215,707,759	$ 177,723,551
1 to 3 years
RISK MANAGEMENT
Financial liabilities	25,275,809	25,234,355
3 to 5 years
RISK MANAGEMENT
Financial liabilities	13,184,196	14,754,705
Greater than 5 years
RISK MANAGEMENT
Financial liabilities	15,829,526	11,674,797
Demand deposit from customers | Less than 1 year
RISK MANAGEMENT
Financial liabilities	147,346,348	118,041,884
Time deposits from customers | Less than 1 year
RISK MANAGEMENT
Financial liabilities	43,981,065	43,948,183
Time deposits from customers | 1 to 3 years
RISK MANAGEMENT
Financial liabilities	12,910,755	12,555,125
Time deposits from customers | 3 to 5 years
RISK MANAGEMENT
Financial liabilities	3,380,419	5,563,309
Time deposits from customers | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	3,652,367	1,345,843
Interbank deposits - Repurchase agreements | Less than 1 year
RISK MANAGEMENT
Financial liabilities	1,613,808	2,937,007
Interbank deposits - Repurchase agreements | 1 to 3 years
RISK MANAGEMENT
Financial liabilities	7,241	38,892
Borrowings from other financial institutions | Less than 1 year
RISK MANAGEMENT
Financial liabilities	9,047,192	5,021,402
Borrowings from other financial institutions | 1 to 3 years
RISK MANAGEMENT
Financial liabilities	4,500,806	3,353,845
Borrowings from other financial institutions | 3 to 5 years
RISK MANAGEMENT
Financial liabilities	2,171,491	2,169,508
Borrowings from other financial institutions | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	1,298,168	1,282,177
Debt securities in issue | Less than 1 year
RISK MANAGEMENT
Financial liabilities	6,772,372	1,684,715
Debt securities in issue | 1 to 3 years
RISK MANAGEMENT
Financial liabilities	4,958,788	6,932,978
Debt securities in issue | 3 to 5 years
RISK MANAGEMENT
Financial liabilities	5,917,577	6,261,008
Debt securities in issue | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	9,021,223	7,950,753
Derivative financial instruments | Less than 1 year
RISK MANAGEMENT
Financial liabilities	6,946,974	6,090,360
Derivative financial instruments | 1 to 3 years
RISK MANAGEMENT
Financial liabilities	2,898,219	2,353,515
Derivative financial instruments | 3 to 5 years
RISK MANAGEMENT
Financial liabilities	1,714,709	760,880
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial liabilities	$ 1,857,768	$ 1,096,024
Mortgage Loans | Minimum
RISK MANAGEMENT
Debt instrument maturity	15 years
Mortgage Loans | Maximum
RISK MANAGEMENT
Debt instrument maturity	30 years